Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,457	$ 835
Additions based upon tax positions related to the current year	1,028
Additions based upon tax positions related to the prior year	207	622
Balance at the end of the year	$ 2,692	$ 1,457